Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Convenience Price (in Yuan Renminbi per share) | ¥ / shares	¥ 6.3726
Accounts considered overdue term	180 years				180 years
Earn-out liabilities | ¥			¥ 107,300
Current portion of earn out liability | ¥			92,200
Non current portion of earnout liability | ¥			15,100
Earn-out liabilities (in Dollars) | $						$ 10,600
Current portion of earn-out liability (in Dollars) | $						$ 10,600
Related portion of earn-out liability | ¥	¥ 128,119
Earn-out shares issued (in Shares) | shares	3,540,960				3,540,960
Technical development and advisory Rate	1.00%	1.00%
Advertising and market promotion expenses	¥ 4,794	$ 752	9,588	¥ 3,350
Amount of employee benefits	¥ 14,370		¥ 5,797	¥ 6,951	$ 2,255
Estimated remaining economic life percentage	75.00%				75.00%
VAT rates range	13.00%				13.00%
General reserve fund rate	10.00%	10.00%
Reserve fund reached percentage	50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%
Surplus fund reached percentage	50.00%	50.00%
Dilutive shares issued (in Shares) | shares	602,000	602,000
Earnings per share contractual issuable shares (in Shares) | shares	3,540,960	3,540,960
Future minimum operating lease commitments	¥ 13,949	$ 2,189
SPAC and Beelive [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Earn-out shares issued (in Shares) | shares			3,540,960			3,540,960